Fair Value Measurements - Reconciliation Assets Level 3 (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 99,209	$ 42,202	$ 42,202
Changes in fair value recognized in earnings1	2,099 [1]	9,550 [2]	11,649 [1]
Purchases	0	0	0
Sales	0	0	0
Issuances	31,599	47,457	79,056
Settlements	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at end of period	132,907	99,209	132,907
Servicing Contracts | Changes in mortgage servicing rights valuation
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in fair value recognized in earnings1	$ 2,099	$ 9,550	$ 11,649

[1]	Recognized in the consolidated statements of income within "Changes in mortgage servicing rights valuation"
[2]	Recognized in the consolidated statement of operations within "Changes in mortgage servicing rights valuation"